Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Consolidated total assets	$ 114,688	$ 47,801
Other assets1	17,286	20,054
Elimination of intersegment receivables	(7,168)	(615)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Operating Segment
Segment Reporting Information [Line Items]
Consolidated total assets	$ 123,902	$ 47,694	$ 21,587